Offerings - Offering: 1	Jan. 22, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $2.50 per share, reserved for issuance pursuant to the Registrant's 2026 Stock Award and Incentive Plan
Amount Registered | shares	3,551,232
Proposed Maximum Offering Price per Unit | $ / shares	47.52
Maximum Aggregate Offering Price	$ 168,754,544.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,305
Offering Note
1
Consists of shares of common stock $2.50 par value per share (“Common Stock”) of New Jersey Resources Corporation (the “Registrant”) reserved for issuance under the New Jersey Resources Corporation 2026 Stock Award and Incentive Plan, as amended (the “Plan”). in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”). This Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Plan as a result of stock splits, reverse stock splits, stock dividends, combinations of shares, spin-offs, recapitalizations, mergers and other capital adjustments,

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low prices of the Registrant’s Common Stock, as reported on the New York Stock Exchange on January 15, 2026 (rounded to the nearest cent).